Cover Page	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	Mizuho Financial Group, Inc.
Entity Central Index Key	0001335730
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	2,489,848,594
Document Accounting Standard	U.S. GAAP
Entity File Number	001-33098
Entity Incorporation, State or Country Code	M0
Document Registration Statement	false
Entity Address, Address Line One	1-5-5 Otemachi
Entity Address, City or Town	Chiyoda-ku
Entity Address, Postal Zip Code	100-8176
Entity Address, Country	JP
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young ShinNihon LLC
Auditor Firm ID	789
Auditor Location	Tokyo, Japan
Document Financial Statement Error Correction [Flag]	false
American depositary shares
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	American depositary shares, each of which represents two shares of common stock
Trading Symbol	MFG
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, without par value*
No Trading Symbol Flag	true
Business Contact
Document Information [Line Items]
Contact Personnel Name	Hikaru Osuga
Entity Address, Address Line One	1-5-5 Otemachi
Entity Address, City or Town	Chiyoda-ku
Entity Address, Postal Zip Code	100-8176
Entity Address, Country	JP
City Area Code	81-3
Local Phone Number	5224-1111